Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2018
Principal accountant fees and services
Schedule of fees of the auditor
Fees
in € THOUS
	Consolidated group	thereof Germany	Consolidated group	thereof Germany	Consolidated group	thereof Germany

	2018		2017		2016

Audit fees	7.845	1.322	8.629	1.232	7.896	1.060
Audit-related fees	320	316	59	18	53	42
Tax fees	1.069	115	830	169	164	-
Other fees	251	234	716	110	4.703	4.689